Note 10 - Employee Benefit Plan: Schedule of Stock Options, Valuation Assumptions (Details)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Text Block [Abstract]
Weighted-average volatility	183.55%	174.57%
Expected term (in years)	10 years	10 years
Risk-free interest rate	2.02%	1.07%